Stock Incentive Plans (Details) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 07, 2023	Sep. 30, 2022	Aug. 24, 2017	Jan. 04, 2013	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock Incentive Plans [Line Items]
Vested stock options							2,000
Stock option forfeited									750
Aggregate fair value (in Dollars)					$ 101,013	$ 54,296	$ 254,770	$ 133,261	$ 147,506	$ 374,389
Stock based compensation expense (in Dollars)									$ 1,600,000	$ 1,600,000
Fully vested stock options							164,564
Price per share (in Dollars per share)					$ 1.04		$ 1.04
Stock Incentive Plans 2023 [Member]
Stock Incentive Plans [Line Items]
Share issued	68,723								212,853
Common shares outstanding, percentage	15.00%
Vested stock options									3,125
Stock options vesting term									4 years
Exercise price (in Dollars per share)									$ 2.92
Non-vested stock options (in Dollars)									$ 7,000
Stock options forfeited									1,750
Stock Incentive Plans 2023 [Member] | Equity Option [Member]
Stock Incentive Plans [Line Items]
Vested stock options									2,000
Stock options vesting term									4 years
Exercise price (in Dollars per share)									$ 3.03
Stock Incentive Plan 2017 [Member]
Stock Incentive Plans [Line Items]
Common shares outstanding, percentage			10.00%
Vested stock options									2,642
Exercise price (in Dollars per share)										$ 15.2
Aggregate fair value (in Dollars)										$ 40,023
Non-vested stock options (in Dollars)									$ 42,000
Stock options issued										1,625
Forfeited shares										1,000
Option shares										25,462
Exercise price (in Dollars per share)										$ 15.2
Stock Incentive Plan 2017 [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stock Incentive Plans [Line Items]
Common stock vesting period										30 months
Stock Incentive Plan 2017 [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Stock Incentive Plans [Line Items]
Common stock vesting period										48 months
Stock Incentive Plan 2017 [Member] | Equity Option [Member]
Stock Incentive Plans [Line Items]
Vested stock options									3,125
Stock options vesting term									4 years
Exercise price (in Dollars per share)									$ 3.8
Aggregate fair value (in Dollars)									$ 11,000	$ 54,233
2013 Long-Term Stock Incentive Plan [Member]
Stock Incentive Plans [Line Items]
Vested stock options										1,364
Strike price (in Dollars per share)										$ 44
Forfeited shares									1,250
2013 Long-Term Stock Incentive Plan [Member] | Number of Employees, Total [Member]
Stock Incentive Plans [Line Items]
Stock options vesting term										4 years
Exercise price (in Dollars per share)										$ 67.2
Stock options issued										11,875
Forfeited shares										4,000
Number of shares option										625
Aggregate fair value (in Dollars)										$ 743,310
2013 Long-Term Stock Incentive Plan [Member] | Equity Option [Member]
Stock Incentive Plans [Line Items]
Non-vested stock options (in Dollars)									$ 300,000
2023 Stock Incentive Plan [Member]
Stock Incentive Plans [Line Items]
Common shares outstanding, percentage	15.00%
Stock options vesting term							4 years
Exercise price (in Dollars per share)					$ 0.93		$ 0.93
Aggregate fair value (in Dollars)							$ 100,000
Stock options forfeited					8,418	1,500	8,418	1,500
Number of shares issued	68,723						329,038
Unrecognized compensation cost (in Dollars)							$ 24,300
2017 Stock Incentive Plan [Member]
Stock Incentive Plans [Line Items]
Common shares outstanding, percentage			10.00%
Vested stock options							10,528	3,125
Exercise price (in Dollars per share)						$ 3.8		$ 3.8
Aggregate fair value (in Dollars)								$ 11,000
Stock options forfeited							1,000	750
2017 Stock Incentive Plan [Member]
Stock Incentive Plans [Line Items]
Stock options vesting term								4 years
Non-vested stock options (in Dollars)							$ 17,000
2013 Long-Term Stock Incentive Plan [Member]
Stock Incentive Plans [Line Items]
Common shares outstanding, percentage				10.00%
Non-vested stock options (in Dollars)							200,000
Stock options forfeited						250		1,500
Stock based compensation expense (in Dollars)							$ 1,200,000	$ 1,200,000
Non-employee Board Directors [Member] | 2023 Stock Incentive Plan [Member]
Stock Incentive Plans [Line Items]
Exercise price (in Dollars per share)					$ 0.61		$ 0.61
Fully vested stock options					65,572
Non-employee Board Directors [Member] | 2017 Stock Incentive Plan [Member]
Stock Incentive Plans [Line Items]
Exercise price (in Dollars per share)					$ 3.8		$ 3.8
Aggregate fair value (in Dollars)							$ 35,000
2017 SIP [Member]
Stock Incentive Plans [Line Items]
Stock based compensation expense (in Dollars)					$ 400,000	$ 400,000
Non-Employee Board of Directors [Member] | Stock Incentive Plans 2023 [Member]
Stock Incentive Plans [Line Items]
Vested stock options									10,275
Exercise of strike price (in Dollars per share)									$ 2.92
Aggregate fair value (in Dollars)									$ 46,000
Non-Employee Board of Directors [Member] | Stock Incentive Plans 2023 [Member] | Equity Option [Member]
Stock Incentive Plans [Line Items]
Exercise of strike price (in Dollars per share)									$ 3.03
Non-Employee Board of Directors [Member] | Stock Incentive Plan 2017 [Member]
Stock Incentive Plans [Line Items]
Vested stock options									10,528	2,294
Exercise price (in Dollars per share)									$ 3.8
Aggregate fair value (in Dollars)		$ 17,582							$ 35,000
Non-Employee Board of Directors [Member] | 2013 Long-Term Stock Incentive Plan [Member]
Stock Incentive Plans [Line Items]
Common shares outstanding, percentage				10.00%
Exercise price (in Dollars per share)										$ 44
Aggregate fair value (in Dollars)										$ 51,187
Non-Employee Board of Directors [Member] | Stock Incentive Plans 2023 [Member] | Equity Option [Member]
Stock Incentive Plans [Line Items]
Vested stock options									9,900
Non-Employee Board of Directors [Member] | Stock Incentive Plan 2017 [Member]
Stock Incentive Plans [Line Items]
Stock options vesting term										4 years
Exercise price (in Dollars per share)										$ 21.8
Aggregate fair value (in Dollars)										$ 72,815
Advisory Board [Member] | Stock Incentive Plan 2017 [Member]
Stock Incentive Plans [Line Items]
Stock options vesting term										4 years
Exercise price (in Dollars per share)										$ 21.8
Strike price (in Dollars per share)										$ 21.8
Number of cliff vesting options										545
Cliff vesting rate										100.00%
Advisory Board [Member] | Stock Incentive Plan 2017 [Member] | Minimum [Member]
Stock Incentive Plans [Line Items]
Strike price (in Dollars per share)										$ 36
Advisory Board [Member] | Stock Incentive Plan 2017 [Member] | Maximum [Member]
Stock Incentive Plans [Line Items]
Strike price (in Dollars per share)										$ 36.4
Advisory Board [Member] | Stock Incentive Plan 2017 [Member] | Equity Option [Member]
Stock Incentive Plans [Line Items]
Aggregate fair value (in Dollars)										$ 34,203
Number of options granted		1,106
Shares issued to stock options										2,375
Advisory Board [Member] | Non-Employee Board of Directors [Member] | Stock Incentive Plan 2017 [Member]
Stock Incentive Plans [Line Items]
Forfeited shares										1,250
Option shares										1
Common Stock [Member] | Stock Incentive Plan 2017 [Member]
Stock Incentive Plans [Line Items]
Vested stock options										21,517
Aggregate fair value (in Dollars)										$ 1,331,870
Stock options issued		778